LOANS - Schedule of Net Balance in Each Segment in the Portfolio Based on Payment Activity (Details) $ in Millions	Dec. 31, 2022 USD ($)
Live Check Loans
2022	$ 129.1
2021	15.5
2020	2.2
2019	0.3
2018	0.0
Prior	0.0
Total	147.1
Live Check Loans | Performing
2022	117.5
2021	13.7
2020	2.1
2019	0.3
2018	0.0
Prior	0.0
Total	133.6
Live Check Loans | Nonperforming
2022	11.6
2021	1.8
2020	0.1
2019	0.0
2018	0.0
Prior	0.0
Total	13.5
Premier Loans
2022	68.2
2021	29.2
2020	7.2
2019	2.1
2018	0.5
Prior	0.1
Total	107.3
Premier Loans | Performing
2022	65.9
2021	27.3
2020	6.8
2019	1.9
2018	0.5
Prior	0.1
Total	102.5
Premier Loans | Nonperforming
2022	2.3
2021	1.9
2020	0.4
2019	0.2
2018	0.0
Prior	0.0
Total	4.8
Other Consumer Loans
2022	482.6
2021	136.5
2020	24.9
2019	8.2
2018	2.3
Prior	0.6
Total	655.1
Other Consumer Loans | Performing
2022	458.8
2021	122.5
2020	22.7
2019	7.3
2018	2.1
Prior	0.5
Total	613.9
Other Consumer Loans | Nonperforming
2022	23.8
2021	14.0
2020	2.2
2019	0.9
2018	0.2
Prior	0.1
Total	41.2
Real Estate Loans
2022	3.6
2021	13.3
2020	6.1
2019	5.3
2018	3.8
Prior	4.5
Total	36.6
Real Estate Loans | Performing
2022	3.5
2021	12.6
2020	5.7
2019	5.0
2018	3.6
Prior	4.3
Total	34.7
Real Estate Loans | Nonperforming
2022	0.1
2021	0.7
2020	0.4
2019	0.3
2018	0.2
Prior	0.2
Total	1.9
Sales Finance Contracts
2022	84.9
2021	37.1
2020	19.2
2019	3.8
2018	0.6
Prior	0.1
Total	145.7
Sales Finance Contracts | Performing
2022	82.8
2021	35.1
2020	18.0
2019	3.5
2018	0.5
Prior	0.1
Total	140.0
Sales Finance Contracts | Nonperforming
2022	2.1
2021	2.0
2020	1.2
2019	0.3
2018	0.1
Prior	0.0
Total	$ 5.7